Schedule of property and equipment by geographic segment (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Property and equipment	$ 2,769	$ 2,911
UNITED STATES
IfrsStatementLineItems [Line Items]
Property and equipment	2,240	2,393
Europe country [member]
IfrsStatementLineItems [Line Items]
Property and equipment	285	212
Asia or pacific [member]
IfrsStatementLineItems [Line Items]
Property and equipment	$ 244	$ 306